Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	28773-1 / CW905254.1

December 4, 2006

BY EDGAR AND COURIER

MAIL STOP 3561

Securities and Exchange Commission

100F Street North East

Washington, DC 20549-7010

USA

Attention:	Rolene Bancroft

Dear Sirs/Mesdames:

Re: Auto Photo Technologies, Inc. (the "Company") Amendment No. 1 to Registration Statement on Form SB-2 Filed September 22, 2006 Your File No. 333-137355

Thank you for your letter of October 19, 2006 with your comments on the Company’s Amendment No. 1 to Registration Statement on Form SB-2, filed September 22, 2006. For your ease of reference, our responses to your comments are numbered in a corresponding manner.

Registration Statement

Cover

1.	We have revised the first sentence and similar disclosure elsewhere to say “sold” rather than “resold”.
2.	We have removed the disclosure regarding the Company’s intention to list on the OTC Bulletin Board.

Prospectus Summary

3.	We have added a reference to the Company’s monthly burn rate.
4.	We have revised the disclosure to state that the Company has generated losses since inception.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

5.	We have revised the disclosure to show that the Company does have any plans to raise additional capital, although has no specific arrangements in this regard at present.

Risk Factors, page 7

Risk of Termination of Site Contracts, page 10

6.	The disclosure on location rental terms has been revised and reconciled.

Dependence Upon Ian S. Grant, page 10

7.	We have removed the reference to “other key employees” for consistency.

Securities and Exchange Commission’s Public Reference, page 13

8.	The SEC’s address has been revised as requested.

Selling Stockholders, page 14

9.	The phrase “to our knowledge” has been deleted.
10.	This section has been updated to disclose that the selling shareholders obtained their shares as a part of a private placement, and details have been provided in this regard.
11.	We have revised the footnote to remove references to options, warrants and convertible preferred stock, which the Company currently does not have.

Description of Property, page 21

12.	We have updated the disclosure showing that there is no written agreement with Mr. Grant for the use of the Company’s office space.
13.	We have updated the disclosure to include the amount of space the Company occupies and the costs of the space that Mr. Grant provides to the Company.

Our Current Business, page 21

14.	The disclosure requested has been included.
15.

The photo booths generate revenue simply by the consumer entering the booth and selecting what type of photos they desire. The menu screen will prompt the consumer to deposit the required payment into the coin slots.

16.

Of the 16 booths in operation, 9 operate under a revenue sharing arrangement and 7 operate on a fixed lease basis. There is no correlation to customer remuneration and whether a unit is leased or owned.

17.

The material terms of the customer contracts are based on specific location for the unit placement, monthly rental rate or monthly revenue share percentage. The contracts are up for renewal on an annual basis

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MD&A, page 22

Results of Operations, page 23

18.	Further detail has been provided for in the results of operations
19.	The increase in cost of goods was primarily due to a major maintenance of the units in operations and increased rental costs for three new locations.
20.	Additional details on gross profit calculations have been provided for.

Liquidity and Capital Resources, page 24

21.	We have update this disclosure given updated financial information to September 30, 2006.

Future Operations, page 25

22.	Please note that as the Company has generated revenues from operations in each of the last two fiscal years, Item 303(a) of Regulation S-B is not applicable to the Company.
23.	The Company’s monthly approximate burn rate has been disclosed.
24.	We have deleted this information.
25.

We have updated this paragraph to include our belief that using digital technology in our photo booths will address the needs of a variety of consumers seeking photographic services. Additional capital will provide the funding to produce more photo booths. We are unable to meet the current demand for the product at this time.

Certain Relationships and Related Transactions, page 28

26.	We have revised this disclosure to include the fact that Mr. Grant has not received any cash compensation to date, but that amounts have accrued to him.
27.	The Amended Registration Statement has been revised to clarify all fees accrued and payable to Mr. Grant. Please see comment #2 below for further information.
28.	Additional disclosure regarding management fee components and transactions with Mr. Grant has been included.
29.	The Company does not have any written material agreements with Mr. Grant, its sole management member.

Financial Statements, page 31

General

30.	The Company is not considered a Development Stage Company. The filing has been revised to remove the references to a Development Stage Company.
31.	Please see response to Comment #30. Because the Company is not a development stage Company, the requirements of SFAS 7 are not applicable.

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32.

The consideration amount of $393,822 is comprised of 38 months of consulting fees of $11,583 per month less a payment of $46,322. The consulting fees started accruing in November 2002 and the payment was made in December 2004. The footnote has been expanded to further disclose the terms of the consulting agreement.

33.

The Company has expanded the subsequent events footnote in the June 30, 2006 unaudited financial statements as well as the December 31, 2005 financial statements to include the disclosure that Ian S. Grant will have voting control of the Company.

34.	A table has been added to the December 31, 2005 audited financial statements under Note 7.

Consolidated Quarterly Financial Statements as of June 30, 2006

35.	The column headings have been revised as requested. Additionally, the comparative discussion of current liabilities under “Liquidity and Capital Resources” has been revised.
36.

The amounts were appropriately classified as a part of the equity section. Even though the shares were not issued until subsequent to the financial statement date, the consideration had been received and is non-refundable. Signed subscription documents had been received by the Company at the time the money was received. The Company had waited until all of the subscriptions were received before the shares were issued. This private placement, however, was a best efforts private placement. In other words, there was no minimum which had to be met before the shares could be issued. The Company had approved the private placement, had received the funds and was in the process of issuing the transfer agent order for the issuance of the shares. The delay was clearly a clerical timing issue. At no time were the cash proceeds subject to refund to the investors. Accordingly, the Company believes that the proceeds are appropriately reflected in the equity section and not a liability of the Company.

The cash was not restricted in any way, it was just being held in a trust account. The Company had full access to it, but had not accessed it as of June 30, 2006. The Company has revised the balance sheet to combine both cash balances and has revised the cash flow statement to present the adjusted cash balance.

Year End Consolidated Financial Statements

Accountants’ Report, page 40

37.	We confirm that HJ & Associates is licensed in both Utah and Nevada.
38.

HJ & Associates had been the auditor of Spectre Industries prior to that of Auto Photo Technologies. Sufficient audit procedures were performed such that HJ & Associates were comfortable rendering an audit opinion. Audit procedures were performed in Utah and in Vancouver and sufficient procedures were performed to verify existence of assets in Germany as well as cutoff, etc.

Consolidated Balance Sheets, page 4

39.	This transposition has been corrected on the December 31, 2005 financial statements.

Consolidated Statements of Operations and Other Comprehensive Loss, page 5

40.	The audit report has been revised as requested.

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41.	The loss per share has been revised as requested.

Note 1 – Organization and Description of Business

42.

The Company confirms that the commissions’ understanding is correct. The assets and liabilities were transferred at book value. The Company will expand its discussion in the filing to indicate the transfer values and to more fully describe the ownership interests of Ian S. Grant both before and after the transfer.

43.	The Company confirms that the commissions’ understanding is correct. There was no change to the basis of these assets upon transfer.

Note 2 – Summary of Significant Accounting Policies

44.	Footnote 2 has been expanded to discuss the revenue recognition for each source of revenue. Additionally, the related party footnote has been expanded as well.
45.	The footnote has been revised to better clarify the Company’s accounting for the cash flows.
46.

Note 1 (i) has been expanded as requested. The Company confirms the commissions assumption that the cumulative losses applicable to the minority interest have exceeded the minority’s interest in the capital of the subsidiary.

47.	The Company confirms to the commission that there are no customers which are large enough to require disclosure per paragraph 39 of SFAS 131. Accordingly, none are disclosed.

Note 11 – Subsequent Events, page 16

48.	The financial statements have been revised to reflect the price as $0.20 per share.

*****

Please find enclosed both clean (four copies) and a black-lined version of the Amended Registration Statement on Form SB-2. The Amended Registration Statement has also been filed by Edgar. The black-lined version of the Amended Registration Statement has been marked to show changes between the version filed on September 22, 2006 and the version filed herewith.

We look forward to the receipt of any further comments which you may have in regard to the Amended Registration Statement shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per: /s/ Virgil Hlus for

William L. Macdonald

Encl.

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